Borrowings - Schedule of Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Debt Disclosure [Abstract]
Bank lines of credit	$ 79,213	$ 76,240
Short-term borrowings	1,129	1,019
Current portion of long-term borrowings	5,663	21,775
Long-term borrowings, excluding current portion	204,434	231,204
Total borrowings	$ 290,439	$ 330,238